Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components
3. Consolidated Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2022

	(in thousands)
Molds and tooling	$286,305	$209,984
Computer and software	100,225	88,483
Displays	91,074	90,722
Equipment	19,391	14,653
Furniture and fixtures	10,614	11,418
Leasehold improvements	36,061	31,315
Total property and equipment	543,670	446,575
Less: accumulated depreciation and amortization	(389,689)	(322,022)
Construction in progress	12,271	12,788
Property and equipment, net	$166,252	$137,341

Depreciation and amortization expenses were $81.0 million, $64.2 million and $56.8 million for the years ended December 31, 2023, 2022, and 2021, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2023	2022

	(in thousands)
Prepaid expenses	$12,308	$79,665
Prepaid advertising	7,876	6,609
Related party receivables	—	20,069
Derivative assets	—	22,676
DPP receivable	—	22,294
Other receivables	38,127	30,518
Prepaid expenses and other current assets	$58,311	$181,831

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2022

	(in thousands)
Accrued customer incentives	$207,593	$230,195
Accrued expenses	106,198	75,839
Accrued compensation and benefits	89,658	71,762
Accrued returns	58,828	45,529
Sales and other tax payable	19,904	43,243
Accrued advertising	35,968	6,108
Accrued delivery and distributions	29,850	19,946
Accrued warranty	28,090	20,958
Operating lease liabilities, current	8,390	13,038
Accrued professional fees	8,071	4,177
Derivative liabilities	3,370	—
Other	24,413	21,228
Accrued expenses and other current liabilities	$620,333	$552,023